Share-based compensation (Details) - Share Compensation Plan [Member] - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Outstanding beginning balance, Number	2,001,557	1,472,597	1,278,290
Options granted, Number	1,242,500	617,500	382,900
Options exercised, Number	(324,000)		(129,236)
Options forfeited, Number	(20,000)	(72,200)	(45,097)
Options expired, Number	(8,000)	(16,340)	(14,260)
Outstanding ending balance, Number	2,892,057	2,001,557	1,472,597	1,278,290
Exercisable, Number	1,855,368
Outstanding beginning balance, Weighted average exercise price	$ 5.82	$ 5.88	$ 4.68
Options granted, Weighted average exercise price	4.16	5.97	10.84
Options exercised, Weighted average exercise price	2.16		3.76
Options forfeited, Weighted average exercise price	5.1	4.94	8.76
Options expired, Weighted average exercise price	1.7	20.22	4,169
Outstanding ending balance, Weighted average exercise price	5.52	$ 5.82	$ 5.88	$ 4.68
Exercisable, Weighted average exercise price	$ 5.90
Options Outstanding, Weighted average remaining contractual life	3 years 25 days	2 years 8 months 19 days	2 years 10 months 17 days	3 years 4 months 2 days
Exercisable, Weighted average remaining contractual life (years)	2 years 6 months 18 days
Outstanding beginning balance, Aggregate intrinsic value	$ 1,110	$ 8,024	$ 8,411
Outstanding ending balance, Aggregate intrinsic value	69	$ 1,110	$ 8,024	$ 8,411
Exercisable, Aggregate intrinsic value	$ 69